INCOME TAX	6 Months Ended
Jun. 30, 2024
INCOME TAX
INCOME TAX
NOTE 10. INCOME TAX
The income tax is recognized in each of the countries where the Group Bancolombia has operations, in accordance with the tax regulations in force in each of the jurisdictions.

10.1 Components recognized in the Condensed Consolidated Interim Statement of income:

	For the six-month periods ended June 30		Quarterly
	2024	2023	2024	2023
	In millions of COP
Current tax (1)
Fiscal term	(822,349)	(648,358)	(163,926)	(207,179)
Prior fiscal terms (2)	161,943	1,452	92,104	1,111

Total current tax	(660,406)	(646,906)	(71,822)	(206,068)

Deferred tax
Fiscal term	(409,268)	(362,376)	(312,040)	(229,305)
Adjustments for consolidation purposes	11,471	(3,417)	20,539	9,045

Total deferred tax	(397,797)	(365,793)	(291,501)	(220,260)

Total income tax (3)	(1,058,203)	(1,012,699)	(363,323)	(426,328)

(1)
The nominal income tax rate used in Colombia for the year 2024 and 2023 is of 35%. Additionally, the Colombian financial institutions of the Group liquidated some additional points in the income tax of 5%.

(2)
Mainly due to the effects of EC Sentence 26739 of January 25, 2024 in Bancolombia S.A. and Renting Colombia S.A.S.; as well as for EMRF invoices and industry and commerce tax paid prior to the filing of the income tax return

(3)	See table 10.2 Reconciliation of the effective tax rate.

10.2	Reconciliation of the effective tax rate
The reconciliation between total income tax expenses calculated at the current nominal tax rate and the tax expense recognized in the Condensed Consolidated Interim Statement of Income for the
six-month
period ended June 30, 2024 and 2023, and the three-month period from April 1 to June 30, 2024 and 2023, is detailed below:

Reconciliation of the tax rate	For the six-month periods ended June 30		Quarterly
	2024	2023	2024	2023
	In millions of COP
Accounting profit	4,204,968	4,259,154	1,825,077	1,910,490
Applicable tax with nominal rate (1)	(1,681,987)	(1,703,662)	(730,031)	(764,196)
Non-deductible expenses to determine taxable profit (loss)	(182,760)	(277,060)	(133,919)	(148,340)
Accounting and non-tax expense (income) to determine taxable profit (loss)	327,012	474,218	144,699	152,284
Differences in accounting bases (2)	250,860	(188,385)	185,421	30,544
Net tax and non-accountable income for the determination of taxable profit	(487,139)	(64,111)	(429,194)	(31,465)
Ordinary activities income exempt from taxation	832,115	473,169	637,908	262,184
Ordinary activities income not constituting income or occasional tax gain	64,335	66,479	3,971	6,083
Tax deductions	133,369	103,354	101,695	52,254
Goodwill Depreciation	2,531	231	2,416	115
Tax depreciation surplus	108,896	111,170	54,406	57,853
Untaxed recoveries	(42,168)	(37,210)	(24,670)	(16,525)
Tax rate effect in other countries	(225,026)	(85,911)	(147,935)	952

Reconciliation of the tax rate	For the six-month periods ended June 30		Quarterly
	2024	2023	2024	2023
	In millions of COP
Prior fiscal terms	161,943	1,452	92,104	1,111
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	(320,184)	104,934	(120,194)	(37,815)
Tax credits settlement	—	8,633	—	8,633

Total income tax	(1,058,203)	(1,012,699)	(363,323)	(426,328)

(1)
The nominal income tax rate used in Colombia for the year 2024 and 2023 is of 35%. Additionally, the Colombian financial institutions of the Group liquidated some additional points in the income tax of 5%.

(2)	Difference between the technical accounting frameworks in force in Colombia and the full International Financial Reporting Standards (IFRS).
10.3 Components recognized in the Condensed Consolidated Interim Statement of Comprehensive Income (OCI)
Accumulated Results
See Condensed
Consolidated Interim Statement of Comprehensive Income

	June 30, 2024
	In millions of COP
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	15,028	(5,386)	9,642
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	13,102	5,394	18,496
Unrealized loss Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(14,973)	10,843	(4,130)
Loss on net investment hedge in foreign operations	(452,000)	178,154	(273,846)
Exchange differences arising on translating the foreign operations	1,669,069	—	1,669,069
Unrealized loss on investments in associates and joint ventures using equity method	(6,247)	890	(5,357)

Net	1,223,979	189,895	1,413,874

	June 30, 2023
	In millions of COP
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement expenses related to defined benefit liability	(22,504)	8,554	(13,950)
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	10,467	(2,976)	7,491
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	87,636	(15,675)	71,961
Gain on net investment hedge in foreign operations	1,303,197	(503,882)	799,315
Exchange differences arising on translating the foreign operations	(3,196,672)	—	(3,196,672)
Unrealized gain on investments in associates and joint ventures using equity method	2,383	(340)	2,043

Net	(1,815,493)	(514,319)	(2,329,812)

Quarterly results
See Condensed
Consolidated Interim Statement of Comprehensive Income

	June 30, 2024
	In millions of COP
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	15,028	(5,393)	9,635
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	6,642	5,935	12,577
Unrealized loss Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(8,753)	8,651	(102)
Loss on net investment hedge in foreign operations	(413,925)	161,370	(252,555)
Exchange differences arising on translating the foreign operations	1,572,026	—	1,572,026
Unrealized gain on investments in associates and joint ventures using equity method	100	(18)	82

Net	1,171,118	170,545	1,341,663

	June 30, 2023
	In millions of COP
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement expenses related to defined benefit liability	(22,433)	8,448	(13,985)
Unrealized expenses Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	1,362	(2,352)	(990)
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	27,023	(6,884)	20,139
Gain on net investment hedge in foreign operations	965,110	(373,160)	591,950
Exchange differences arising on translating the foreign operations	(2,390,144)	—	(2,390,144)
Unrealized expenses on investments in associates and joint ventures using equity method	(512)	48	(464)

Net	(1,419,594)	(373,900)	(1,793,494)

10.4 Deferred tax
In accordance with its financial projections, the companies from the Group Bancolombia’s expects in the future to generate enough liquid income to offset the items recorded as deductible deferred tax. These estimates start from the financial projections that were prepared considering information from the Group Bancolombia’s economic research records, the expected economic environment for the next five years. The main indicators on which the models are based are GDP growth, loans growth and interest rates. In addition to these elements, the long-term Group’s strategy is taken into account.
The deferred tax asset and liability for each of the concepts that generated taxable or deductible temporary differences for the period ending June 30, 2024 are detailed below:

	December 31, 2023	Effect on Income Statement	Effect on OCI	Effect on Equity (1)	Tax Made (2)	Foreign Exchange	Adjustments for consolidation purposes	June 30, 2024
	In millions of COP
Asset Deferred Tax:
Property and equipment	5,982	(1,810)	—	—	—	(3,703)	371	840
Employee Benefits	259,406	9,123	(5,386)	—	—	2,449	—	265,592
Deterioration assessment	416,452	33,629	—	—	—	31,389	113,938	595,408
Investments evaluation	5,061	737	13	—	—	10	7,906	13,727
Derivatives Valuation	235,067	(83,106)	—	—	—	—	1,189	153,150
Tax credits settlement	34,940	28,015	—	—	—	2,587	—	65,542
Financial Obligations	—	53,889	—	—	—	—	—	53,889
Insurance Operations	13,319	487	—	—	—	1,136	—	14,942
Net investment coverage in operations abroad	528,438	(100,786)	178,154	—	(67,605)	—	—	538,201
Other deductions	241,635	(78,518)	—	—	—	6,178	—	169,295
implementation adjustment	376,216	(50)	—	—	—	15,876	—	392,042

Total Asset Deferred Tax (3)	2,116,516	(138,390)	172,781	—	(67,605)	55,922	123,404	2,262,628

	December 31, 2023	Effect on Income Statement	Effect on OCI	Effect on Equity (1)	Tax Made (2)	Foreign Exchange	Adjustments for consolidation purposes	June 30, 2024
	In millions of COP
Liability Deferred Tax:
Property and equipment	(144,988)	26,553	—	—	—	(1,735)	2,592	(117,578)
Deterioration assessment	(113,391)	(371,946)	—	—	—	(2,741)	(137,492)	(625,570)
Participatory titles evaluation	(369,809)	(47,509)	16,224	—	—	2,316	13,803	(384,975)
Derivatives evaluation	(10,045)	8,333	—	—	—	(655)	823	(1,544)
Lease restatement	(215,411)	(53,693)	—	—	—	—	—	(269,104)
Investments in associates Adjustment for equity method	(79,584)	(1,192)	890	(161)	—	38,167	8,341	(33,539)
Financial Obligations	(179,947)	179,453	—	—	—	(58)	—	(552)
Goodwill	(1,573,966)	350	—	—	—	(575)	—	(1,574,191)
Insurance Operations	(13,949)	(181)	—	—	—	(1,190)	—	(15,320)
Properties received in payment	(148,462)	39,103	—	—	—	(1,129)	—	(110,488)
Other deductions	(366,557)	(50,149)	—	—	—	(44,402)	—	(461,108)
implementation adjustment	(25)	—	—	—	—	—	—	(25)

Total Liability Deferred Tax (3)	(3,216,134)	(270,878)	17,114	(161)	—	(12,002)	(111,933)	(3,593,994)

Net Deferred Tax	(1,099,618)	(409,268)	189,895	(161)	(67,605)	43,920	11,471	(1,331,366)

(1)	Recognition of the valuation of the investment in Protection by Fiduciaria Bancolombia S.A. and Banca de Inversion Bancolombia S.A.
(2)	Current tax arising from the exchange difference on payment of debt and liquidation of bonds that were associated as hedging instruments.
(3)	The values revealed in the Condensed Consolidated Interim Statement of Financial Position correspond to the sum of the net deferred tax per company
10.5 Amount of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized is:
In accordance with IAS 12, no deferred tax credit was recorded, because management can control the future moment in which such differences are reversed and this is not expected to occur in the foreseeable future.

	June 30, 2024	December 31, 2023
	In millions of Colombian pesos
Temporary differences
Local Subsidiaries	(1,076,678)	(1,378,775)
Foreign Subsidiaries	(19,554,400)	(17,696,145)

10.6 Tax credits
For the period 2024, a deferred tax asset was recognized since the Group companies will have future taxable profits in which they can charge this temporary difference.
The following is the detail of the fiscal losses and presumptive income excesses over net income in the Group’s entities, which have not been used, as of June 30, 2024.

Company	Base	Deferred tax recognized asset
	In millions of Colombian pesos
Renting Colombia	53,170	17,546
Nequi S.A., Compañía de Financiamiento	122,988	43,046
Wompi S.A.S	14,142	4,950

Total	190,300	65,542

10.7	Dividends

10.7.1	Dividend Payment
If the parent company or any of its subsidiaries were to distribute dividends, they would be subject to the tax regulations of each of the countries in which they are decreed and distributed. In the case of Colombian companies, dividends will be subject to the application of Articles 48 and 49 of the Tax Statute and consequently will be subject to withholding at source at the established rates, in accordance with the tax characteristics of each shareholder.

10.7.2	Dividends received from Subsidiary Companies
Considering the historical tax status of the dividends received by the Bank from its affiliates and national subsidiaries, it is expected that in the future dividends will be received on the basis of non-income
tax. They will not be subject to withholding tax, considering that the Bank, its affiliates, and national subsidiaries belong to the same business group.

10.8	Tax contingent liabilities and assets
In the determination of the effective current and deferred taxes subject to review by the tax authority, the relevant regulations have been applied in accordance with the interpretations made by the Group Bancolombia.
In Colombia due to the complexity of the tax system, ongoing amendments to the tax regulations, accounting changes with implications on tax bases and in general the legal instability of the country, the tax authority may at any time have different criteria than that of the Group Bancolombia. Consequently, a dispute or inspection by the tax authority on a tax treatment may affect the Group Bancolombia accounting of assets or liabilities for deferred or current taxes, in accordance with the requirements of IAS 12. However, based on the criteria established in the interpretation of IFRIC 23, the Group Bancolombia did not recognize uncertain tax positions in its financial statements.